Prepayments, Deposit and Other Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepayments Deposit And Other Receivables Abstract
PREPAYMENTS, DEPOSIT AND OTHER RECEIVABLES

NOTE 9 – PREPAYMENTS, DEPOSIT AND OTHER RECEIVABLES

Prepayments, deposits and other receivables consist of the following:

	As of June 30,	As of December 31,
	2022	2021

Deposit	$452,151	$400,801
Prepayments	198,599	403,210
	$650,750	$804,011

NOTE 10 – PREPAYMENTS, DEPOSIT AND OTHER RECEIVABLES

The following amounts are outstanding at December 31, 2021 and December 31, 2020:

	As of December 31,	As of December 31,
	2021	2020

Deposit	$400,801	$60,000
Other receivables	-	1,876
Prepayments	403,210	144,567
	$804,011	$206,443